Interest-Bearing Loans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of detailed information about borrowings

	At 31 December
In USD	2021	2020
Loan A	341,130	—
Loan B	56,855	—

	397,985	—

Summary of classification of loans	Classification of loans as current and non-current is as follows:

	At 31 December
In USD	2021	2020
Non-current	337,545	—
Current	60,440	—

	397,985	—